INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	As of
US$ MILLIONS	June 30, 2024	December 31, 2023
Cost	$4,164	$4,657
Accumulated amortization	(903)	(958)
Total	$3,261	$3,699
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2024	For the 12 month period ended December 31, 2023
Cost at beginning of the period	$4,657	$3,629
Acquisitions through business combinations(1)	—	710
Additions, net of disposals	8	36
Foreign currency translation	(501)	282
Ending Balance	$4,164	$4,657
1.Refer to Note 3, Acquisition of Businesses, for further details.
The following table presents the accumulated amortization for our company’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2024	For the 12 month period ended December 31, 2023
Accumulated amortization at beginning of the period	$(958)	$(782)
Amortization	(65)	(113)
Foreign currency translation	120	(63)
Ending Balance	$(903)	$(958)

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	June 30, 2024	December 31, 2023
Brazilian regulated gas transmission operation	$2,547	$2,970
Global intermodal logistics operation(1)	693	704
U.K. regulated distribution operation	21	25
Total	$3,261	$3,699